UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  November 30, 2001
                                -------         -----------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
                  -------------------------------------------------
Address:              707 East Main Street
                  -------------------------------------------------
                      Richmond, Virginia  23219


Form 13F File Number:                       28-    7718
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Bradley A. Brown
                  --------------------------------------------
Title:                Vice President, Secretary/Treasurer
                  --------------------------------------------
Phone:                (804) 344-3532
                  --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown                Richmond, Virginia           11/14/2001
--------------------------------------------------------------------------------
[Signature]                           [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                     --------------------------

Form 13F Information Table Entry Total:                        15
                                                     --------------------------

Form 13F Information Table Value Total (thousands):
                                                         $ 37,523.66
                                                     --------------------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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
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            Item 1                     Item 2      Item 3      Item 4                   Item 5        Item 6    Item 7    Item 8
            ------                     ------      ------      ------                   ------        ------    ------    ------
                                      Title of     CUSIP     Fair Market Price per    Shares of     Investment            Voting
        Name of Issuer                  Class      Number       Value      Share   Principal Amount Discretion Managers  Authority
----------------------------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems              cs         M0392N101   $6,007,057   $2.73     2,200,387        sole       n/a        none
Approved Mortgage Corp.                cs         038327102      $49,303   $0.34       145,010        sole       n/a        none
CitiGroup Corp.                        cs         172967101     $645,246  $40.50        15,932        sole       n/a        none
Commonwealth Biotechnologies, Inc.     cs         202739108   $1,987,214   $3.94       504,369        sole       n/a        none
Entremed, Inc.                         cs         29382F103   $4,920,509   $8.83       557,249        sole       n/a       4,000
Federal National Mortgage Assoc.       cs         313586109     $216,162  $80.06         2,700        sole       n/a        none
General Electric Co.                   cs         369604103     $470,580  $37.20        12,650        sole       n/a        none
Hersha Hospitality Trust, Inc.         cs         427825104      $81,729   $5.40        15,135        sole       n/a        none
Humphrey Hospitality Trust, Inc.       cs         445467103      $97,836   $2.51        38,979        sole       n/a        none
Oppenheimer Quest Opportunity          mf; cl A   68380E106     $231,173  $14.36         7,311        sole       n/a        none
Oppenheimer Strategic Income Fund      mf; cl A   68380K102      $50,367   $3.72        13,540        sole       n/a        none
Philip Morris Companies, Inc.          cs         718154107     $417,709  $48.29         8,650        sole       n/a        none
Post Properties, Inc.                  cs         737464107     $203,940  $37.08         5,500        sole       n/a        none
Wachovia CP                            cs         929903102     $213,900  $31.00         6,900        sole       n/a        none
World Acceptance Corp.                 cs         981419104  $20,274,564   $7.09     2,859,600        sole       n/a        none
                                                             -----------
                                                             $37,522,662

                                   Total Publicly Traded:    $37,522,662